Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA) (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Reconciliation of Adjusted EBITDA to Profit (Loss)
The following tables show the reconciliation of Adjusted EBITDA to profit/(loss) for the years ended December 31, 2019, 2018 and 2017.

	2019	2018	2017
Profit/(loss) for the year	(33,680)	33,119	(30,845)
Income tax expense	2,335	7,429	2,886

Profit/(loss) before tax	(31,345)	40,548	(27,959)
Adjustments for:
- Net finance income/(costs)	9,868	(66,296)	4,004
- Share of profit/(loss) equity-method investees	(1,011)	290	—
- Depreciation	24,196	10,154	10,861
- Amortisation	917	910	1,569
- Government grants	(1,626)	(1,061)	(1,068)

Adjusted EBITDA	999	(15,455)	(12,593)